Note 10 - Income Taxes - Significant Components of Consolidated Deferred Tax Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Depreciation	$ (6,451)	$ (5,786)
Total deferred tax liabilities	(6,451)	(5,786)
Unrealized derivative loss - OCI	0	106
Inventory capitalization	552	548
Postretirement benefits other than pensions	26	25
Restricted stock compensation	77	91
Unrealized loss - mark to market derivatives	403	526
Other	136	133
Total deferred tax assets	1,194	1,429
Net deferred tax liability	$ (5,257)	$ (4,357)